Investment - Summary of provision for short-term liabilities (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of joint ventures [abstract]
Balance as of December 31, 2019	R$ 0
Transfer to provision for short-term liabilities	2,096
Balance as of December 31, 2020	R$ 2,096